Class A, Class B, Class C, Class R | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund
Investment Objective
The Fund seeks capital appreciation; no consideration is given to income.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 119 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, Class B, Class C, Class R AllianzGI Opportunity Fund		A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	5.00%	1.00%	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, Class B, Class C, Class R AllianzGI Opportunity Fund	A	B	C	R
Management Fees	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Class A, Class B, Class C, Class R AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	677	945	1,234	2,053
B	710	949	1,314	2,118
C	310	649	1,114	2,400
R	160	496	855	1,867

Example: Assuming you do not redeem your shares
Expense Example No Redemption Class A, Class B, Class C, Class R AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	677	945	1,234	2,053
B	210	649	1,114	2,118
C	210	649	1,114	2,400
R	160	496	855	1,867

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2013 was 191%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $23 million to $5.8 billion as of June 30, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the approximately 2,000 stocks that the portfolio managers consider to constitute the U.S. small-cap universe a score from the team’s “alpha” model, which seeks to rank issuers on their potential to generate returns in excess of broader market movements. Quantitative factors in the “alpha” model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, if the Fund’s investment in an industry becomes significantly overweight relative to its benchmark, or when a more attractive investment candidate is available. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns - Class A

More Recent Return Information

1/1/13-6/30/13	9.24%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009	35.03%

Lowest 10/01/2008-12/31/2008	-28.93%

Average Annual Total Returns (for periods ended 12/31/12)
Average Annual Returns Class A, Class B, Class C, Class R AllianzGI Opportunity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A		(0.52%)	(2.21%)	8.04%	10.77%	Feb. 24, 1984
B		(0.50%)	(2.19%)	8.09%	10.79%	Feb. 24, 1984
C		3.50%	(1.84%)	7.84%	10.17%	Feb. 24, 1984
R		5.11%	(1.32%)	8.43%	10.73%	Feb. 24, 1984
After Taxes on Distributions A		(0.98%)	(2.39%)	7.60%	8.76%
After Taxes on Distributions and Sale of Fund Shares A		0.25%	(1.88%)	6.99%	8.69%
Russell 2000 Index	[1]	16.35%	3.56%	9.72%	9.27%	Feb. 24, 1984
Russell 2000 Growth Index		14.59%	3.49%	9.80%	7.17%	Feb. 24, 1984
Lipper Small-Cap Growth Funds Average		13.09%	2.49%	8.97%	9.76%	Feb. 24, 1984
[1]	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.